17. INTANGIBLE ASSETS (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	$ 812,995
Balance at ending	811,154	$ 812,995
Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	1,158,939
Balance at ending	1,181,519	1,158,939
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	(345,944)
Balance at ending	(370,365)	(345,944)
Intangible assets with finite useful life [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	164,614
Balance at ending	138,210	164,614
Intangible assets with finite useful life [Member] | Customer Relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	78,172
Balance at ending	68,163	78,172
Intangible assets with finite useful life [Member] | Customer Contracts [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	13,917
Balance at ending	11,026	13,917
Intangible assets with finite useful life [Member] | Transponder Rights [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	5,776
Balance at ending	4,852	5,776
Intangible assets with finite useful life [Member] | Concession Rights [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	30,511
Balance at ending	25,962	30,511
Intangible assets with finite useful life [Member] | Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	26
Balance at ending	22	26
Intangible assets with finite useful life [Member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	509,458	513,042
Additions	36	155
Disposals/retirements	(94)	(1)
Impact of foreign exchange	(1,925)	(3,738)
Balance at ending	507,475	509,458
Intangible assets with finite useful life [Member] | Gross carrying amount [Member] | Revenue Backlog [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	235,635	235,635
Additions
Disposals/retirements
Impact of foreign exchange	320	(261)
Balance at ending	235,955	235,635
Intangible assets with finite useful life [Member] | Gross carrying amount [Member] | Customer Relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	198,314	198,652
Additions
Disposals/retirements		(1)
Impact of foreign exchange	413	(337)
Balance at ending	198,727	198,314
Intangible assets with finite useful life [Member] | Gross carrying amount [Member] | Customer Contracts [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	23,142	23,142
Additions
Disposals/retirements
Impact of foreign exchange
Balance at ending	23,142	23,142
Intangible assets with finite useful life [Member] | Gross carrying amount [Member] | Transponder Rights [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	16,718	16,718
Additions
Disposals/retirements
Impact of foreign exchange
Balance at ending	16,718	16,718
Intangible assets with finite useful life [Member] | Gross carrying amount [Member] | Concession Rights [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	35,590	38,575
Additions	36	155
Disposals/retirements	(94)
Impact of foreign exchange	(2,658)	(3,140)
Balance at ending	32,874	35,590
Intangible assets with finite useful life [Member] | Gross carrying amount [Member] | Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	59	59
Additions
Disposals/retirements
Impact of foreign exchange
Balance at ending	59	59
Intangible assets with finite useful life [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	(344,844)	(318,988)
Disposals/retirements	94	1
Impact of foreign exchange	(210)	473
Amortization	(24,305)	(26,330)
Balance at ending	(369,265)	(344,844)
Intangible assets with finite useful life [Member] | Accumulated depreciation, amortisation and impairment [Member] | Revenue Backlog [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	(199,423)	(190,917)
Impact of foreign exchange	(327)	243
Amortization	(8,020)	(8,749)
Balance at ending	(207,770)	(199,423)
Intangible assets with finite useful life [Member] | Accumulated depreciation, amortisation and impairment [Member] | Customer Relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	(120,142)	(108,850)
Disposals/retirements		1
Impact of foreign exchange	(308)	141
Amortization	(10,114)	(11,434)
Balance at ending	(130,564)	(120,142)
Intangible assets with finite useful life [Member] | Accumulated depreciation, amortisation and impairment [Member] | Customer Contracts [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	(9,225)	(6,335)
Amortization	(2,891)	(2,890)
Balance at ending	(12,116)	(9,225)
Intangible assets with finite useful life [Member] | Accumulated depreciation, amortisation and impairment [Member] | Transponder Rights [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	(10,942)	(10,017)
Amortization	(924)	(925)
Balance at ending	(11,866)	(10,942)
Intangible assets with finite useful life [Member] | Accumulated depreciation, amortisation and impairment [Member] | Concession Rights [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	(5,079)	(2,839)
Disposals/retirements	94
Impact of foreign exchange	425	89
Amortization	(2,352)	(2,329)
Balance at ending	(6,912)	(5,079)
Intangible assets with finite useful life [Member] | Accumulated depreciation, amortisation and impairment [Member] | Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	(33)	(30)
Amortization	(4)	(3)
Balance at ending	(37)	(33)
Intangible assets with finite useful life [Member] | Revenue Backlog [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	36,212
Balance at ending	$ 28,185	$ 36,212